Called-up share capital - Treasury shares (Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Treasury shares [member]
Disclosure of classes of share capital [line items]
Balance, beginning of period (in shares)	1,296,856	1,426,265	1,482,072
Treasury shares outstanding, beginning of period	$ 323	$ 356	$ 370
Purchases for settlement of employee share plans (in shares)	0	1,118	757
Purchases for settlement of employee share plans	$ 0	$ 0	$ 0
Shares re-issued for employee share-based payment plans (in shares)	(143,322)	(167,927)	(148,732)
Shares re-issued for employee share-based payment plans	$ (36)	$ (42)	$ (37)
Balance, end of period (in shares)	1,187,650	1,296,856	1,426,265
Treasury shares outstanding, end of period	$ 296	$ 323	$ 356
Treasury shares [member]
Disclosure of classes of share capital [line items]
Issue of new shares for employee share-based payment plans (in shares)	34,116	37,400	92,168
Issue of new shares for employee share-based payment plans	$ 9	$ 9	$ 23